Plan of Restructuring (Details) - Restructuring cost by reportable segment (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	$ 162	$ 205	$ 73
Segmented Restructuring Provision	50	415
Segmented Restructuring Payment and Other Adjustment	93	283
Digital Display Sales [Member]
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	105	158
Segmented Restructuring Provision	1	338
Segmented Restructuring Payment and Other Adjustment	54	180
Digital Display Lease and Maintenance [Member]
Restructuring Cost and Reserve [Line Items]
Segmented Restructuring Balance	57	47	73
Segmented Restructuring Provision	49	77
Segmented Restructuring Payment and Other Adjustment	$ 39	$ 103